Segmental reporting Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Consolidated and separate financial statements [line items]
Profit (loss) before tax	£ 3,541	£ 3,230		£ 1,146
Assets	1,133,248	1,213,126	[1]	1,120,000	[2]
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Profit (loss) before tax	3,166	4,383		1,914
Assets	1,129,343	1,213,955		£ 1,120,727
Barclays Bank PLC [member] | Variance between Barclays Plc [Member]
Consolidated and separate financial statements [line items]
Profit (loss) before tax	400	1,200
Assets	£ 3,900	£ 900

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.